Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Common Stock [Member] Agape Superior Living S D N B H D [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Retained Earnings [Member] Agape Superior Living S D N B H D [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Agape Superior Living S D N B H D [Member]	Total	Agape Superior Living S D N B H D [Member]
Beginning balance, value at Dec. 31, 2017		$ 394,737			$ 1,630,045		$ 78,648		$ 2,103,430
Balance, shares at Dec. 31, 2017		1,500,000
Net loss					1,981,911				1,981,911
Foreign currency translation adjustment							2,460		2,460
Dividend distributions					(3,292,466)				(3,292,466)
Capital contributions by a shareholder, shares
Ending balance, value at Dec. 31, 2018	$ 37,628	$ 394,737	$ 5,293,082	$ (373,082)	319,490	$ (1,294)	81,108	4,956,334	795,335
Balance, shares at Dec. 31, 2018	376,275,500	1,500,000
Net loss					(252,125)			71,215	(252,125)
Foreign currency translation adjustment							9,555		9,555
Ending balance, value at Mar. 31, 2019		$ 394,737			67,365		90,663	5,024,352	552,765
Balance, shares at Mar. 31, 2019		1,500,000
Beginning balance, value at Dec. 31, 2018	$ 37,628	$ 394,737	5,293,082	(373,082)	319,490	(1,294)	81,108	4,956,334	795,335
Balance, shares at Dec. 31, 2018	376,275,500	1,500,000
Net loss				(716,127)	(1,059,494)			(716,127)	(1,059,494)
Foreign currency translation adjustment						11,079	(5,471)	11,079	(5,471)
Issuance of common stock in connection with acquisition of Agape Superior Living Sdn Bhd ssuance of common stock in connection with acquisition of Agape Superior Living Sdn Bhd, shares
Capital contributions by a shareholder		$ 1,977,271							1,977,271
Capital contributions by a shareholder, shares		8,090,598
Ending balance, value at Dec. 31, 2019	$ 37,628	$ 2,372,008	5,293,082	(1,089,209)	(740,004)	9,785	75,637	4,251,286	1,707,641
Balance, shares at Dec. 31, 2019	376,275,500	9,590,598
Net loss				(231,750)	197,576			(231,750)	197,576
Foreign currency translation adjustment						7,770	(101,171)	7,770	(101,171)
Ending balance, value at Mar. 31, 2020	$ 37,628	$ 2,372,008	5,293,082	(1,320,959)	(542,428)	17,555	(25,534)	4,027,306	1,804,046
Balance, shares at Mar. 31, 2020	376,275,500	9,590,598
Beginning balance, value at Dec. 31, 2019	$ 37,628	$ 2,372,008	5,293,082	(1,089,209)	(740,004)	9,785	75,637	4,251,286	1,707,641
Balance, shares at Dec. 31, 2019	376,275,500	9,590,598
Net loss								(144,510)
Ending balance, value at Jun. 30, 2020	$ 37,644		6,350,574	(1,233,719)		45,597		5,200,096
Balance, shares at Jun. 30, 2020	376,438,194
Beginning balance, value at Dec. 31, 2019	$ 37,628	$ 2,372,008	5,293,082	(1,089,209)	(740,004)	9,785	75,637	4,251,286	1,707,641
Balance, shares at Dec. 31, 2019	376,275,500	9,590,598
Net loss				354,766				354,766
Foreign currency translation adjustment						171,231		171,231
Issuance of common stock in connection with acquisition of Agape Superior Living Sdn Bhd	$ 17		1,147,534					1,147,551
ssuance of common stock in connection with acquisition of Agape Superior Living Sdn Bhd, shares	176,547
Ending balance, value at Dec. 31, 2020	$ 37,645		6,440,616	(734,443)		181,016		5,924,834
Balance, shares at Dec. 31, 2020	376,452,047
Beginning balance, value at Mar. 31, 2020	$ 37,628	$ 2,372,008	5,293,082	(1,320,959)	$ (542,428)	17,555	$ (25,534)	4,027,306	$ 1,804,046
Balance, shares at Mar. 31, 2020	376,275,500	9,590,598
Net loss				87,240				87,240
Foreign currency translation adjustment						28,042		28,042
Issuance of common stock in connection with acquisition of Agape Superior Living Sdn Bhd	$ 16		1,057,492					1,057,508
ssuance of common stock in connection with acquisition of Agape Superior Living Sdn Bhd, shares	162,694
Ending balance, value at Jun. 30, 2020	$ 37,644		6,350,574	(1,233,719)		45,597		5,200,096
Balance, shares at Jun. 30, 2020	376,438,194
Beginning balance, value at Dec. 31, 2020	$ 37,645		6,440,616	(734,443)		181,016		5,924,834
Balance, shares at Dec. 31, 2020	376,452,047
Net loss				(333,650)				(333,650)
Foreign currency translation adjustment						(38,284)		(38,284)
Ending balance, value at Mar. 31, 2021	$ 37,645		6,440,616	(1,068,093)		142,732		5,552,900
Balance, shares at Mar. 31, 2021	376,452,047
Beginning balance, value at Dec. 31, 2020	$ 37,645		6,440,616	(734,443)		181,016		5,924,834
Balance, shares at Dec. 31, 2020	376,452,047
Net loss								(975,875)
Ending balance, value at Jun. 30, 2021	$ 37,645		6,440,616	(1,710,318)		106,385		4,874,328
Balance, shares at Jun. 30, 2021	376,452,047
Beginning balance, value at Mar. 31, 2021	$ 37,645		6,440,616	(1,068,093)		142,732		5,552,900
Balance, shares at Mar. 31, 2021	376,452,047
Net loss				(642,225)				(642,225)
Foreign currency translation adjustment						(36,347)		(36,347)
Ending balance, value at Jun. 30, 2021	$ 37,645		$ 6,440,616	$ (1,710,318)		$ 106,385		$ 4,874,328
Balance, shares at Jun. 30, 2021	376,452,047